Financial Instruments Risk - Credit Risk Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2026 CAD ($) customer	Mar. 31, 2025 CAD ($)
Disclosure of detailed information about borrowings [line items]
Insurance coverage for company management	$ 45.1	$ 43.9
Interest income on subleases	$ 0.4	0.4
Bottom of range
Disclosure of detailed information about borrowings [line items]
Payment terms	30 days
Top of range
Disclosure of detailed information about borrowings [line items]
Payment terms	60 days
Credit risk
Disclosure of detailed information about borrowings [line items]
Accounts receivables from non-government wholesale customers	$ 36.2	26.2
Number of customers with significant increase in credit risk | customer	1
Expense recognized for credit losses	$ 1.6	0.1
Credit risk | Provision for credit losses | Trade receivables
Disclosure of detailed information about borrowings [line items]
Financial assets	2.4	0.8
Gain on recovery of loans and advances previously written off	$ 0.1
Write-off		$ 0.1
Credit risk | Trade receivables | Two Customers
Disclosure of detailed information about borrowings [line items]
Concentration percentage (or more)	10.00%
Credit risk | Trade receivables | One Customer
Disclosure of detailed information about borrowings [line items]
Concentration percentage (or more)		10.00%